Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	3 Months Ended	6 Months Ended	12 Months Ended													12 Months Ended
	Sep. 30, 2010	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Mortgage Servicing Rights	Mar. 31, 2011 EVB Investments, Inc.	Mar. 31, 2011 EVB Mortgage, LLC.	Jun. 30, 2014 EVB Title, LLC	Dec. 31, 2013 EVB Title, LLC	Jun. 30, 2014 Bankers Insurance, LLC	Dec. 31, 2013 Bankers Insurance, LLC	Jun. 30, 2014 Dunston Hall LLC	Dec. 31, 2013 Dunston Hall LLC	May 15, 2014 Southern Trust Mortgage, LLC	Dec. 31, 2013 Closed-end credit	Dec. 31, 2013 Open-ended credit
Accounting Policies [Line Items]
Number of retail branches			21
Ownership interest percentage							100.00%	50.00%	75.00%	75.00%	2.33%	2.33%	100.00%	100.00%	4.90%
Fixed monthly compensation		$ 1,000	$ 1,000
Number of branches which provide mortgage services			5
Percentage of real estate loans secured by one to four family residential properties			48.40%	49.50%
loans to the hospitality industry			23,500,000	26,100,000
Percentage of loans to hospitality industry to total commercial real estate loan			9.70%	10.80%
Percentage of loans to hospitality industry to total risk-based capital			25.50%	29.20%
Percentage of total risk-based capital			25.00%
Commercial bank deposit accounts in excess of Federal Deposit Insurance Corporation insured limit of $250,000 per institution			6,900,000	9,900,000
Loans classified as TDRs			20,200,000	9,500,000
Unsecured loan, payment due date (in days)																120 days	180 days
mortgage servicing rights assets, capitalized	214,000
Intangible asset, amortization period						4 years
Mortgage servicing rights, net of accumulated amortization			40,000	94,000
Loan servicing income amount			35,000	44,000	58,000
Defined Benefit Plan Service Period		10 years	10 years
Defined Benefit Plan Number Of Years For Calculating Average Annual Interest Rate		2 years	2 years
Advertising Expense			$ 602,000	$ 658,000	$ 576,000